Commitments and Contingencies (Details) $ in Millions	1 Months Ended	6 Months Ended
	May 31, 2018 USD ($)	Jun. 30, 2018 CAD ($)
Maritime Electric
Site Contingency [Line Items]
Increase in total commitment		$ 262,000,000
UNS Energy
Site Contingency [Line Items]
Capital lease obligations option to purchase	$ 165
FHI and Fortis | Claim related to pipeline rights
Site Contingency [Line Items]
Contingency accrual		$ 0